Intangible assets - Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 625,379	€ 631,002
Amortization	(71,163)	(96,893)	€ (91,930)
Intangible assets and goodwill at end of period	584,026	625,379	631,002
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	475,890	409,511
Intangible assets and goodwill at end of period	485,622	475,890	409,511
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	26,587	28,645
Intangible assets and goodwill at end of period	24,401	26,587	28,645
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	61,557	132,472
Intangible assets and goodwill at end of period	15,742	61,557	132,472
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,888	1,465
Intangible assets and goodwill at end of period	1,402	1,888	1,465
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	59,457	58,909
Intangible assets and goodwill at end of period	56,859	59,457	58,909
Accumulated acquisition values
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,327,070	1,234,502	1,208,788
Acquisition of subsidiaries	9,065	69,000
Purchases	18,842	19,739	32,181
Disposals	(933)	(2,959)	(773)
Reclassifications	0		14
Exchange differences	3,282	6,788	(5,708)
Intangible assets and goodwill at end of period	1,357,326	1,327,070	1,234,502
Accumulated acquisition values | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	477,865	411,538	413,499
Acquisition of subsidiaries	7,829	63,776
Purchases	0	0	0
Disposals	0	0	0
Reclassifications	0		0
Exchange differences	1,991	2,551	(1,961)
Intangible assets and goodwill at end of period	487,685	477,865	411,538
Accumulated acquisition values | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	45,974	45,795	45,941
Acquisition of subsidiaries	0	0
Purchases	0	0	0
Disposals	0	0	0
Reclassifications	0		0
Exchange differences	51	179	(146)
Intangible assets and goodwill at end of period	46,025	45,974	45,795
Accumulated acquisition values | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	667,697	666,021	660,325
Acquisition of subsidiaries	0	0
Purchases	1,331	1,892	6,059
Disposals	0	(634)	0
Reclassifications	0		0
Exchange differences	117	418	(363)
Intangible assets and goodwill at end of period	669,145	667,697	666,021
Accumulated acquisition values | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,724	9,240	7,999
Acquisition of subsidiaries	0	1
Purchases	418	1,177	1,406
Disposals	(7)	(895)	(11)
Reclassifications	95		17
Exchange differences	17	201	(171)
Intangible assets and goodwill at end of period	10,247	9,724	9,240
Accumulated acquisition values | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	125,810	101,908	81,024
Acquisition of subsidiaries	1,236	5,223
Purchases	17,093	16,670	24,716
Disposals	(926)	(1,430)	(762)
Reclassifications	(95)		(3)
Exchange differences	1,106	3,439	(3,067)
Intangible assets and goodwill at end of period	144,224	125,810	101,908
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(695,756)	(598,401)	(509,008)
Disposals	475	2,067	596
Exchange differences	(846)	(2,529)	1,943
Amortization	(71,163)	(96,893)	(91,930)
Intangible assets and goodwill at end of period	(767,290)	(695,756)	(598,401)
Accumulated amortization | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			(2)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0
Disposals	0	0	0
Exchange differences	0	0	0
Amortization	0	0	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated amortization | Goodwill | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(19,387)	(17,150)	(14,913)
Disposals	0	0	0
Exchange differences	0	0	0
Amortization	(2,237)	(2,237)	(2,237)
Intangible assets and goodwill at end of period	(21,624)	(19,387)	(17,150)
Accumulated amortization | Trademarks | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(606,140)	(533,549)	(462,288)
Disposals	0	256	0
Exchange differences	(41)	(95)	66
Amortization	(47,222)	(72,752)	(71,325)
Intangible assets and goodwill at end of period	(653,403)	(606,140)	(533,549)
Accumulated amortization | Customer relationships | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			(2)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7,338)	(7,277)	(6,166)
Disposals	7	864	10
Exchange differences	8	(70)	82
Amortization	(1,024)	(855)	(1,203)
Intangible assets and goodwill at end of period	(8,347)	(7,338)	(7,277)
Accumulated amortization | Other intangible assets | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(62,891)	(40,425)	(25,641)
Disposals	468	947	586
Exchange differences	(813)	(2,364)	1,795
Amortization	(20,680)	(21,049)	(17,165)
Intangible assets and goodwill at end of period	(83,916)	(62,891)	(40,425)
Accumulated amortization | Software | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(5,935)	(5,099)	(4,158)
Disposals	458	356
Exchange differences	(85)	38	82
Impairment	(543)	(1,230)	(1,023)
Reversal of impairment	95
Intangible assets and goodwill at end of period	(6,010)	(5,935)	(5,099)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,975)	(2,027)	(2,109)
Disposals	0	0
Exchange differences	(88)	52	82
Impairment	0	0	0
Reversal of impairment	0
Intangible assets and goodwill at end of period	(2,063)	(1,975)	(2,027)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0
Disposals	0	0
Exchange differences	0	0	0
Impairment	0	0	0
Reversal of impairment	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0
Disposals	0	356
Exchange differences	0	0	0
Impairment	0	(356)	0
Reversal of impairment	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)	(498)
Disposals	0	0
Exchange differences	0	0	0
Impairment	0	0	0
Reversal of impairment	0
Intangible assets and goodwill at end of period	(498)	(498)	(498)
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,462)	(2,574)	(1,551)
Disposals	458	0
Exchange differences	3	(14)	0
Impairment	(543)	(874)	(1,023)
Reversal of impairment	95
Intangible assets and goodwill at end of period	€ (3,449)	€ (3,462)	€ (2,574)